ProShares Ultra Palladium K-1 Free ETF Expense Example - ProShares Ultra Palladium K-1 Free ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	$ 323